Other Liabilities: Other Liabilities (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	May 01, 2025
Details
Former SAP creditors - Credit facilities*	$ 47,975	$ 47,975	$ 95,000
Mammoth Crest Capital*	910,000	910,000	1,000,000
Calvary Fund loan*		0	845,000
Credit cards	77,988	79,839	79,839
Chris Davenport*	113,496	133,496	133,496
Vendor payables		588,043	626,367
Other current liabilities	$ 1,663,322	$ 1,679,514	$ 2,694,863